Revenue	12 Months Ended
Mar. 31, 2021
Revenue [Abstract]
Revenue
10)	REVENUE

The Group’s operations and main revenue streams are described in the last and these annual financial statements.

A. Disaggregation of revenue

The Group has three reportable segments, air ticketing, hotels and packages, and bus ticketing. The Group believes that the disaggregation based on the reportable segments best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other factors. (refer note 6)

B. Contract balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at March 31
	2020	2021
Receivables, which are included in ‘Trade and other receivables’	46,814	19,403
Contract liabilities	34,912	34,176

Non-current	1,548	453
Current	33,364	33,723
Total contract liabilities	34,912	34,176

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers.

Changes in contract assets are as follows:

	As at March 31
	2020	2021
Balance at the beginning of the year	313	—
Revenue recognised during the year	—	—
Invoices raised during the year	(307)	—
Translation exchange difference	(6)	—
Balance at the end of the year	—	—

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group's performance obligations, and consideration allocated to customer loyalty programs and advance received from Global Distribution System ("GDS") provider for bookings of airline tickets in future which is deferred.

As at March 31, 2020, USD 30,408 (March 31, 2019: USD 63,531) of advance consideration received from customers for travel bookings was reported within contract liabilities, USD 15,115 (March 31, 2020: USD 57,612) of which was applied to revenue and USD 6,329 (March 31, 2020: USD 4,283) was refunded to customers during the year ended March 31, 2021. As at March 31, 2021, the related balance was USD 31,878.

As at March 31, 2020, USD 4,504 (March 31, 2019: USD 6,804) of consideration allocated to customer loyalty programs and advance received from GDS provider for booking of airline tickets in future which is deferred was reported within contract liabilities, USD 2,868 (March 31, 2020: USD 5,923) of which was applied to revenue during the year ended March 31, 2021. As at March 31, 2021, the related balance was USD 2,298.

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